Summary of Significant Accounting Policies - Schedule of Customers From Company (Detail) - Customer Concentration Risk [Member]	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Revenue Benchmark [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.90%	23.30%
Revenue Benchmark [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%	20.50%	25.80%
Revenue Benchmark [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	20.50%	10.50%	11.70%
Revenue Benchmark [Member] | Major Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	43.40%	54.30%	37.50%
Accounts Receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	33.20%	10.10%
Accounts Receivable [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		59.80%
Accounts Receivable [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.00%
Accounts Receivable [Member] | Major Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	47.20%	69.90%